Notes - Additional Information (Detail) (USD $)	12 Months Ended				0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended						12 Months Ended			0 Months Ended	12 Months Ended						12 Months Ended			0 Months Ended	12 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2014 Subsequent Event Santarus, Inc.	Aug. 22, 2013 Convertible Senior Notes Due 2028	Mar. 31, 2012 Convertible Senior Notes Due 2028	Aug. 22, 2008 Convertible Senior Notes Due 2028	Dec. 31, 2012 Convertible Senior Notes Due 2028	Mar. 31, 2012 Convertible Senior Notes Due 2028	Dec. 31, 2013 Convertible Senior Notes Due 2028	Dec. 31, 2012 Convertible Senior Notes Due 2028	Dec. 31, 2011 Convertible Senior Notes Due 2028	Dec. 31, 2013 Convertible Senior Notes Due 2028 Convertible Senior Notes	Dec. 31, 2012 Convertible Senior Notes Due 2028 Convertible Senior Notes	Dec. 31, 2011 Convertible Senior Notes Due 2028 Convertible Senior Notes	Dec. 31, 2013 Convertible Senior Notes Due 2028 Holder Optional Redemption Period 1	Dec. 31, 2013 Convertible Senior Notes Due 2028 Holder Optional Redemption Period 2	Dec. 31, 2013 Convertible Senior Notes Due 2028 Holder Optional Redemption Period 3	Jun. 03, 2010 Convertible Senior Notes Due 2015	Dec. 31, 2013 Convertible Senior Notes Due 2015	Dec. 31, 2012 Convertible Senior Notes Due 2015	Dec. 31, 2011 Convertible Senior Notes Due 2015	Dec. 31, 2013 Convertible Senior Notes Due 2015 Convertible Senior Notes	Dec. 31, 2012 Convertible Senior Notes Due 2015 Convertible Senior Notes	Dec. 31, 2011 Convertible Senior Notes Due 2015 Convertible Senior Notes	Dec. 31, 2013 Convertible Senior Notes Due 2015 Maximum	Dec. 31, 2013 Convertible Senior Notes Due 2015 Condition One	Dec. 31, 2013 Convertible Senior Notes Due 2015 Condition Two	Mar. 16, 2012 Convertible Senior Notes Due 2019	Dec. 31, 2013 Convertible Senior Notes Due 2019	Dec. 31, 2012 Convertible Senior Notes Due 2019	Dec. 31, 2013 Convertible Senior Notes Due 2019 Convertible Senior Notes	Dec. 31, 2012 Convertible Senior Notes Due 2019 Convertible Senior Notes	Dec. 31, 2013 Convertible Senior Notes Due 2019 Privately Negotiated Warrant Transactions	Dec. 31, 2013 Convertible Senior Notes Due 2019 Maximum	Dec. 31, 2013 Convertible Senior Notes Due 2019 Condition One	Dec. 31, 2013 Convertible Senior Notes Due 2019 Condition Two	Dec. 27, 2013 2021 Notes	Dec. 31, 2013 2021 Notes	Dec. 31, 2013 2021 Notes 12 month periods beginning on January 15, 2017	Dec. 31, 2013 2021 Notes 12 month periods beginning on January 15, 2018	Dec. 31, 2013 2021 Notes 12 month periods beginning on January 15, 2019	Dec. 31, 2013 2021 Notes 12 month periods beginning on January 15, 2020	Dec. 31, 2013 2021 Notes Prior to January 15, 2017
Debt Conversion [Line Items]
Convertible Senior Notes, par value					$ 60,000,000			$ 12,500,000			$ 12,500,000								$ 345,000,000	$ 345,000,000	$ 345,000,000								$ 690,000,000	$ 690,000,000	$ 690,000,000							$ 750,000,000
Net proceeds from offering		690,000,000			57,300,000														334,200,000										668,300,000									723,000,000
Convertible notes issuance date							Aug. 22, 2008													Jun. 03, 2010										Mar. 16, 2012									Dec. 27, 2013
Convertible senior notes, interest rate percentage										5.50%										2.75%										1.50%									6.00%
Convertible senior notes, frequency of periodic payment										Payable semiannually in arrears on February 15 and August 15 of each year										Payable semiannually in arrears on May 15 and November 15 of each year										Payable semiannually in arrears on March 15 and September 15 of each year
Convertible notes maturity date	Jan. 02, 2020									Aug. 15, 2028										May 15, 2015										Mar. 15, 2019									Jan. 15, 2021
Percent of convertible notes purchased for cash										100.00%
Convertible senior notes, feature purchase date																Aug. 15, 2013	Aug. 15, 2018	Aug. 15, 2023
Percentage of notes purchased						42.10%
Convertible senior notes aggregate purchase price						137,200,000		22,300,000	137,200,000		22,300,000
Percentage of notes remaining to be purchased						37.10%
Loss on extinguishment of debt		15,580,000						1,200,000	14,400,000
Estimated fair market value of put option granted to majority holder									9,300,000
Estimated fair market value of notes extinguished over their book value								1,100,000	2,500,000
Interest paid to note holder								100,000	2,000,000
Issuance of common stock upon conversion of 2028 Notes								1,900,000		1,200,000
Debt issuance costs		21,159,000								2,700,000										10,800,000										21,700,000
Effective interest rate on convertible note										12.50%			12.60%	12.60%	12.60%					8.35%			8.35%	8.35%	8.35%					5.50%		5.50%	5.50%
Initial fair value of liability component due to convertible debt										44,100,000										265,600,000										529,300,000
Proceeds from convertible senior notes in excess of initial liability component										15,900,000										79,400,000										160,700,000
Convertible notes equity component carrying value								6,600,000		6,600,000	6,600,000									79,400,000	79,400,000									160,700,000	160,700,000
Total interest cost recognized during the period										1,100,000	5,200,000	7,000,000								27,700,000	26,400,000	25,200,000								32,800,000	24,000,000
Amortization of debt discount	37,341,000	31,655,000	17,278,000							600,000	2,500,000	3,300,000								16,600,000	15,200,000	14,000,000								20,200,000	14,000,000
Notes convertible into shares																				7,439,000										10,484,000				10,484,000
Conversion rate of shares																				21.5592										15.1947
Conversion rate of principal amount																				1,000										1,000
Price per share for conversion of debt								$ 9.25		$ 9.25	$ 9.25	$ 9.25								$ 46.38	$ 46.38	$ 46.38								$ 65.81	$ 65.81			$ 85.31
Number of trading days																				20 days										20 days
Percentage of conversion price equal to or more than the last trading day																				130.00%										130.00%
Number of business days																				5 days										5 days
Debt conversion basis amount																				1,000										1,000
Number of consecutive trading days																											30 days	5 days								30 days	5 days
Percentage of product of last reported sale price and conversion rate less than trading day period																										98.00%									98.00%
Costs related equity component charged to additional paid-in capital																				2,500,000										5,100,000
Costs related to debt component, amortized and recorded as additional interest expense																				8,300,000										16,600,000
Converted note capped call transactions cap price																				$ 62.44
Capped calls expenses, charged to additional paid-in capital																				44,300,000
Fair value of convertible debt																				668,400,000										1,024,600,000
Payments made for convertible bond hedge transactions																														167,000,000
Amount received for warrants and credited to additional paid-in capital																														$ 99,000,000
Issuance price percentage on fair value of notes																																						100.00%
Purchase price per share				$ 32.00
Debt instrument redemption terms																																							At any time prior to January 15, 2017, the Company may, at its option, redeem some or all of the 2021 Notes at a redemption price of 100% of the principal amount thereof, plus a make-whole premium set forth in the Indenture and accrued and unpaid interest, if any, to the redemption date.
Convertible senior notes, earliest redemption date that the company may redeem in whole or in part for Cash																																							Jan. 15, 2017
Percentage of redemption price on principal amount																																								104.50%	103.00%	101.50%	100.00%	106.00%
Notes covenants description																																							The Indenture contains covenants that restrict the ability of the Company and certain of its subsidiaries to, among other things: (i) borrow money or issue preferred stock; (ii) pay dividends or make other payments or distributions on equity or purchase, redeem or otherwise acquire equity; (iii) make principal payments on, or purchase or redeem subordinated indebtedness prior to any scheduled principal payment or maturity; (iv) make certain investments; (v) create liens on their assets; (vi) sell their assets; (vii) enter into certain transactions with affiliates; (viii) engage in unrelated businesses and (ix) consolidate, merge or sell substantially all of the Company’s assets.
Debt instrument, Description of violation or event of default																																							The Indenture provides that a number of events will constitute an event of default, including, among other things, (i) a failure to pay interest for 30 days, (ii) failure to pay the 2021 Notes when due at maturity, upon redemption or otherwise, (iii) the Company’s failure to comply with certain covenants relating to merger, consolidation or sale of assets, (iv) the Company’s failure to comply with any of the other covenants or agreements in the Indenture for 60 days following the receipt of notice of non-compliance, (v) a default or other failure by the Company to make required payments under other indebtedness of the Company or any guarantor having an outstanding principal amount of $50.0 million or more, (vi) failure by the Company or certain subsidiaries to pay final judgments aggregating in excess of $50.0 million and (vii) certain events of bankruptcy or insolvency. In the case of an event of default arising from certain events of bankruptcy or insolvency with respect to the Company, all outstanding 2021 Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the Trustee or the holders of at least 25% in aggregate principal amount of the then outstanding 2021 Notes may declare all the notes to be due and payable immediately.